Restructuring and Related Reorganization Charges (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Summary of Restructuring and Related Reorganization Activity
The following table summarizes the restructuring and related reorganization activity for the year ended December 31, 2020:

	Employee severance and benefits	Other	Total
Accrued liability as of January 1, 2020	$—	$—	$—
Charges	12,961	399	13,360
Payments	(12,961)	(248)	(13,209)

Accrued liability as of December 31, 2020	$—	$151	$151